                              NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            Dated: August 15, 2003

   As of July 28, 2003, the following table lists the Trustees of the Funds and pertinent information regarding the Trustees.

                                                                                        Number of
                                                                                       Portfolios
                         Positions and Offices                                           in Fund
                             with the Trust             Principal Occupations            Complex
    Name, Birthdate      and Year First Elected     Including Other Directorships      Overseen by
      and Address             or Appointed             During Past Five Years            Trustee
    ---------------      ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*   Chairman of the      Chairman and Director (since 1996)         140
3/28/49                    Boards and Trustee   of Nuveen Investments, Inc.,
333 West Wacker Drive      **                   Nuveen Investments, LLC, Nuveen
Chicago, IL 60606                               Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.;
                                                Chairman and Director (since 1997)
                                                of Nuveen Asset Management, Inc.;
                                                Director (since 1996) of Institutional
                                                Capital Corporation; Chairman and
                                                Director (since 1999) of Rittenhouse
                                                Asset Management, Inc.; Chairman
                                                (since 2002) of Nuveen Investment
                                                Advisers Inc.

                                 Positions
                                and Offices
                                 with the                                   Number of
                                   Trust                                    Portfolios
                                 and Year                                    in Fund
                                   First         Principal Occupations       Complex
                                Elected or   Including Other Directorships   Overseen
  Name and Address    Birthdate  Appointed      During Past Five Years      by Trustee
  ----------------    --------- ----------- ------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

William E. Bennett    10/16/46    Trustee,  Private Investor; previously,      140
333 West Wacker Drive             **        President and Chief Executive
Chicago, IL 60606                           Officer, Draper & Kramer, Inc.,
                                            a private company that handles
                                            mortgage banking, real estate
                                            development, pension advisory
                                            and real estate management
                                            (1995-1998).

                                 Positions
                                and Offices
                                 with the                                     Number of
                                   Trust                                      Portfolios
                                 and Year                                      in Fund
                                   First          Principal Occupations        Complex
                                Elected or    Including Other Directorships    Overseen
  Name and Address    Birthdate  Appointed       During Past Five Years       by Trustee
  ----------------    --------- ----------- --------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner      8/22/40    Trustee,  Private Investor and                 134
333 West Wacker Drive             **        Management Consultant.
Chicago, Il 60606

Lawrence H. Brown      7/29/34    Trustee,  Retired (since 1989) as Senior       134
333 West Wacker Drive             **        Vice President of The Northern
Chicago, Il 60606                           Trust Company; Director of the
                                            United Way of Highland Park-
                                            Highwood (since 2002).

Jack B. Evans         10/22/48    Trustee,  President, The Hall-Perrine           70
333 West Wacker Drive             **        Foundation, a private
Chicago, IL 60606                           philanthropic corporation
                                            (since 1996); Director, Alliant
                                            Energy; Director and Vice
                                            Chairman, United Fire &
                                            Casualty Company; Director,
                                            Federal Reserve Bank of
                                            Chicago; formerly, President
                                            and Chief Operating Officer,
                                            SCI Financial Group, Inc., a
                                            regional financial services firm.

Anne E. Impellizzeri   1/26/33    Trustee,  Retired, formerly Executive          134
333 West Wacker Drive             **        Director (1998-2001) of
Chicago, IL 60606                           Manitoga (Center for Russel
                                            Wright's Design with Nature);
                                            formerly, President and
                                            Executive Officer of Blanton-
                                            Peale Institutes Chief of
                                            Religion and Health (since
                                            1990); prior thereto, Vice
                                            President, Metropolitan Life
                                            Insurance Co.

William L. Kissick     7/29/32    Trustee,  Professor Emeritus, School of         70
333 West Wacker Drive             **        Medicine and the Wharton
Chicago, IL 60606                           School of Management and
                                            former Chairman, Leonard

                                 Positions
                                and Offices
                                 with the                                      Number of
                                   Trust                                       Portfolios
                                 and Year                                       in Fund
                                   First          Principal Occupations         Complex
                                Elected or    Including Other Directorships     Overseen
  Name and Address    Birthdate  Appointed       During Past Five Years        by Trustee
  ----------------    --------- ----------- ---------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------
                                            Davis Institute of Health
                                            Economics, University of
                                            Pennsylvania; Adjunct
                                            Professor, Health Policy and
                                            Management, Yale University.

Thomas E. Leafstrand  11/11/31    Trustee,  Retired; previously, Vice              70
333 West Wacker Drive             **        President in charge of
Chicago, IL 60606                           Municipal Underwriting and
                                            Dealer Sales at The Northern
                                            Trust Company.

Peter R. Sawers         4/3/33    Trustee,  Adjunct Professor of Business         134
333 West Wacker Drive             **        and Economics, University of
Chicago, IL 60606                           Dubuque, Iowa; formerly
                                            (1991-2000) Adjunct Professor,
                                            Lake Forest Graduate School of
                                            Management, Lake Forest,
                                            Illinois; prior thereto, Executive
                                            Director, Towers Perrin
                                            Australia, a management
                                            consulting firm; Chartered
                                            Financial Analyst; Director,
                                            Executive Service Corps of
                                            Chicago, a not-for-profit
                                            organization; Certified
                                            Management Consultant.

William J. Schneider   9/24/44    Trustee,  Senior Partner and Chief              134
333 West Wacker Drive             **        Operating Officer, Miller-
Chicago, IL 60606                           Valentine Group, Vice
                                            President, Miller-Valentine
                                            Realty, a development and
                                            contract company; Chair,
                                            Miami Valley Hospital; Chair,
                                            Miami Valley Economic
                                            Development Coalition;

                                 Positions
                                and Offices
                                 with the                                  Number of
                                   Trust                                   Portfolios
                                 and Year                                   in Fund
                                   First        Principal Occupations       Complex
                                Elected or  Including Other Directorships   Overseen
  Name and Address    Birthdate  Appointed     During Past Five Years      by Trustee
  ----------------    --------- ----------- ------------------------------ ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------
                                            formerly Member, Community
                                            Advisory Board, National City
                                            Bank, Dayton, Ohio and
                                            Business Advisory Council,
                                            Cleveland Federal Reserve
                                            Bank.

Judith M. Stockdale   12/29/47   Trustee,   Executive Director, Gaylord       134
333 West Wacker Drive            **         and Dorothy Donnelley
Chicago, IL 60606                           Foundation (since 1994); prior
                                            thereto, Executive Director,
                                            Great Lakes Protection Fund
                                            (from 1990 to 1994).

Sheila W. Wellington   2/24/32   Trustee,   President (since 1993) of          70
333 West Wacker Drive            **         Catalyst (a not-for-profit
Chicago, IL 60606                           organization focusing on
                                            women's leadership
                                            development in business and
                                            the professions).

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the
   Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.
 **

                                                            Year First Elected
          Trustee                   Name of Trust              or Appointed
          -------         --------------------------------- ------------------
  Timothy R. Schwertfeger Nuveen Municipal Trust, Nuveen
                          Multistate Trusts I, II, III & IV     1996

                          Nuveen Investment Trust, Nuveen
                          Investment Trust II                   1996,1997

  William E. Bennett      Nuveen Municipal Trust, Nuveen
                          Multistate Trusts I, II, III & IV     2003

                          Nuveen Investment Trust, Nuveen
                          Investment Trust II                   2001

                                                          Year First Elected
         Trustee                  Name of Trust              or Appointed
         -------        --------------------------------- ------------------

   Robert P. Bremner    Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1997

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   2003

   Lawrence H. Brown    Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1997

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   2003

   Jack B. Evans        Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     2003

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   1999

   Anne E. Impellizzeri Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1997

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   2003

   William L. Kissick   Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     2003

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   1996,1997

   Thomas E. Leafstrand Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1996,2003

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   1997

   Peter R. Sawers      Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1997

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   2003

   William J. Schneider Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1997

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   2003

                                                          Year First Elected
         Trustee                  Name of Trust              or Appointed
         -------        --------------------------------- ------------------

   Judith M. Stockdale  Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     1997

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   2003

   Sheila W. Wellington Nuveen Municipal Trust, Nuveen
                        Multistate Trusts I, II, III & IV     2003

                        Nuveen Investment Trust, Nuveen
                        Investment Trust II                   1996,1997

                    --------------------------------------

   In addition to the foregoing, each Fund has established a maximum purchase amount for Class B shares of the Funds. Investors may not purchase Class B shares if they are a single purchaser placing a purchase order of $250,000 or more of fund shares. Such purchase orders will not be accepted.

                         PLEASE KEEP THIS WITH YOUR FUND
                         STATEMENT OF ADDITIONAL INFORMATION
                         FOR YOUR REFERENCE